Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results may differ significantly from those estimates.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits

Investment and Universal Life Insurance Products. Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products. Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year. The Company reviews this assumption, like others, as part of its annual process. Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, hedge funds and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. The Company considers many factors when determining whether it is the primary beneficiary of a VIE. The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity. The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds). The results of operations and financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations. The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses. Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

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Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

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Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

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Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. The value of separate account liabilities is set to equal the fair value for separate account assets. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control. NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009
Total revenues	$375
Total benefits and expenses	$357
Federal income tax benefit	$(5)

Net income	$23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.